ACCOUNTS RECEIVABLE, NET	6 Months Ended
Aug. 31, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	As of
	August 31, 2025	February 28, 2025
	$	$
Accounts receivable
- Related party	-	16,497
- Third parties	416,749	173,153
	416,749	189,650

Less: allowance for credit losses
- Related party	-	16,497
- Third parties	110,838	88,932
	110,838	105,429

Accounts receivable, net	305,911	84,221

The movement of allowances for expected credit loss is as follow:

	As of
	August 31, 2025	February 28, 2025
	$	$
Balance at beginning of the period
- Related party	16,497	16,428
- Third parties	88,932	55,582
	105,429	72,010

Addition (Reversal of) during the period
- Related party	(16,497)	69
- Third parties	21,906	33,350
	5,409	33,419

Balance at end of the period
- Related party	-	16,497
- Third parties	110,838	88,932
	110,838	105,429

FAST TRACK GROUP

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED AUGUST 31, 2025 AND 2024

(Stated in US Dollars)